PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.    PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2022	2023

	(HK$ in thousands)
Gross carrying amount
Computers and equipment	105,426	106,128
Furniture and fixtures	71,226	73,125
Office equipment	65,927	72,133
Office building	35,227	44,346
Vehicle	1,985	5,406
Total of gross carrying amount	279,791	301,138

Less: accumulated depreciation
Computers and equipment	(47,641)	(65,207)
Office equipment	(44,907)	(56,187)
Furniture and fixtures	(37,414)	(49,115)
Office building	(3,223)	(4,273)
Vehicle	(769)	(1,392)
Total of accumulated depreciation	(133,954)	(176,174)
Property and equipment, net	145,837	124,964

Depreciation expenses on property and equipment which are included in research and development expenses, selling and marketing expenses and general and administrative expenses in the consolidated statements of comprehensive income for the years ended December 31, 2021, 2022 and 2023 were HK$34,118 thousand, HK$48,014 thousand and HK$43,702 thousand, respectively.